Intangible assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Cost
Beginning balance			$ 3,147,416
Asset Disposal			(355,238)
Ending balance	$ 2,792,178		2,792,178
Accumulated Depreciation
Beginning balance			2,525,359
Amortization	16,426	$ 16,548	49,520	$ 49,643
Asset Disposal			(355,238)
Ending balance	2,219,641		2,219,641
Net book value
Net book value	572,537		572,537		$ 622,057
Management services agreements
Cost
Beginning balance			2,792,178
Ending balance	2,792,178		2,792,178
Accumulated Depreciation
Beginning balance			2,176,641
Amortization			43,000
Ending balance	2,219,641		2,219,641
Net book value
Net book value	572,537		572,537		615,537
Covenants not to compete
Cost
Beginning balance			355,238
Asset Disposal			(355,238)
Ending balance	0		0
Accumulated Depreciation
Beginning balance			348,718
Amortization			6,520
Asset Disposal			(355,238)
Ending balance	0		0
Net book value
Net book value	$ 0		$ 0		$ 6,520